Statement of Changes in Net Assets Available for Benefits - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends and interest	$ 8,548,644
Net appreciation of investments	111,286,231
Total investment income	119,834,875
Interest on notes receivable from participants	1,158,364
Other income	142,323
Contributions:
Employer contributions	34,100,738
Employee contributions	37,391,536
Rollovers	6,641,608
Total contributions	78,133,882
Total	199,269,444
Deductions:
Participant withdrawals	103,076,242
Administrative expenses	808,516
Total	103,884,758
Net increase	95,384,686
Net Assets Available for Benefits, Beginning of Year	968,188,962
Net Assets Available for Benefits, End of Year	$ 1,063,573,648